Trade payables	12 Months Ended
Dec. 31, 2023
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2023	2022
Non-current
Trade payable with suppliers	2,617	3,307
	2,617	3,307
Current
Trade payables with suppliers	107,502	118,349
Trade payables with related parties (Note 27)	5,266	5,753
	112,768	124,102

Fair value of trade payables does not materially differ from the net book value.